Finance income and finance costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and finance costs
Foreign exchange gain	€ 4,150	€ 1,965	€ 1,369
Interest and similar income	773	1,994	221
Finance income	4,923	3,959	1,590
Foreign exchange loss	12,651	1,264	1,145
Interest and similar expense	1,363	1,312	204
Other	24
Finance costs	€ 14,038	€ 2,576	€ 1,349